Subsidiaries - Additional information (Detail)	12 Months Ended
	Dec. 31, 2023 PEN (S/) offices	Dec. 31, 2022 PEN (S/) offices	Jan. 01, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Disclosure of subsidiaries [line items]
Number of offices held | offices	153	164
Fair values of properties contributed	S/ 1,298,892,000	S/ 1,287,717,000	S/ 1,224,454,000	S/ 1,224,454,000	S/ 1,043,978,000
Interseguro Compaa de Seguros SA and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Fair values of properties contributed	S/ 85,272,000	S/ 93,994,000
Interseguro Compaa de Seguros SA and Subsidiaries [Member] | Negocios e Inmuebles SA and Holding Retail Per SA [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	8.50%	8.50%
Interfondos SA Fund Management Company [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	99.99%	99.99%